PROMISSORY NOTES PAYABLE AND ADVANCES (Details Narrative)						1 Months Ended				3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 04, 2016 USD ($) Number $ / shares shares	Dec. 11, 2015 USD ($) $ / shares shares	Nov. 30, 2015 USD ($)	May 08, 2015 shares	Dec. 29, 2014 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Nov. 30, 2015 USD ($)	Sep. 25, 2015 USD ($)	Aug. 17, 2015 shares	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2016 USD ($)
Short-term Debt [Line Items]
Face value						$ 1,011,111				$ 2,486,667	$ 2,486,667		$ 1,011,111
Repayment of debt					$ 1,200,000
Number of shares issued | shares				60,000					110,000		100,000
Proceeds from debt											$ 2,305,000		960,000
Embedded conversion feature											765,316
Amortization of debt discount											508,926
Proceeds from notes payable											1,345,000	500,000	960,000
Minimum gross proceeds											650,000
Derivative liabilities										$ 1,061,536	1,061,536
Gross proceeds convertible promissory notes														$ 375,000
Interest expense													5,578
Recognized accrued interest													2,190
Issuance of warrants in connection with notes payable													138,333
Warrant [Member]
Short-term Debt [Line Items]
Exercise price (in dollars per share) | $ / shares		$ 1.50
Warrants term		5 years
Amortized and charged interest expense						15,259							15,259
Original issue discount borrowings						51,111							51,111
Issuance of warrants in connection with notes payable													138,333
Warrant [Member] | Minimum [Member]
Short-term Debt [Line Items]
Exercise price (in dollars per share) | $ / shares		$ 0.50
Warrant [Member] | Maximum [Member]
Short-term Debt [Line Items]
Number of common stock purchased | shares		61,111
Gemini Master Fund, LTD [Member] | Advances [Member]
Short-term Debt [Line Items]
Strike price (in dollars per share) | $ / shares										$ 0.74	$ 0.74
Investors [Member] | Advances [Member]
Short-term Debt [Line Items]
Proceeds from debt										$ 925,000
Conversion price (in dollars per share) | $ / shares										$ 0.40	$ 0.40
Embedded conversion feature										$ 721,533
Amortization of debt discount										137,022
Carrying amount										177,240	$ 177,240
Derivative liabilities										1,212,384	$ 1,212,384
Change in fair value of derivative liabilities										$ 964,356
Investors [Member] | Advances [Member] | Warrant [Member]
Short-term Debt [Line Items]
Number of common stock purchased | shares										462,500	462,500
Exercise price (in dollars per share) | $ / shares										$ 0.60	$ 0.60
Warrants term										5 years
Fair value of warrants										$ 203,467
Four individuals (the "Lenders") [Member]
Short-term Debt [Line Items]
Face value			$ 361,111				$ 361,111
Proceeds from debt			322,500
15% Promissory Note [Member]
Short-term Debt [Line Items]
Face value						500,000							500,000
Proceeds from debt											$ 500,000		500,000
Convertible promissory notes								$ 500,000
Convertible promissory notes rate								15.00%
Borrowings								$ 75,000
Note bear interest								15.00%
Interest expense													31,479
15% Promissory Note [Member] | Three Individuals (the "Lenders") [Member]
Short-term Debt [Line Items]
Face value																$ 140,000
15% Promissory Note [Member] | Canyon Assets Holdings, Inc. [Member]
Short-term Debt [Line Items]
Face value	$ 575,000
Repayment of debt	575,000
15% Promissory Note [Member] | Accredited Investors [Member]
Short-term Debt [Line Items]
Face value	500,000
Accrued interest	75,000
15% Promissory Note [Member] | Investors [Member]
Short-term Debt [Line Items]
Gross proceeds convertible promissory notes								$ 1,000,000
8% Note Payable Due December 31, 2016 [Member] | Gemini Master Fund, LTD [Member]
Short-term Debt [Line Items]
Proceeds from debt	$ 245,000
Description of debt default	18% in the event of an event of default.
Conversion price (in dollars per share) | $ / shares	$ 0.70
Description of prepayment terms	112% of the outstanding principal and all outstanding accrued interest through the date of prepayment;
Description of conversion price terms

1) loss of Company DTC eligibility - conversion price adjusts to $0.25 per share; 2) stock dividends and splits - as described in the Gemini Note; 3) a rights offering below the market price (as defined) - as described in the Gemini Note; 4) fundamental transactions (as defined) - as described in the Gemini Note; 5) subsequent equity sales below $0.70 per share

Number of shares issued upon conversion | Number	392,857
Strike price (in dollars per share) | $ / shares										$ 0.68	$ 0.68
Embedded conversion feature											$ 106,278
Reduction in embedded conversion feature											9,098
8% Note Payable Due December 31, 2016 [Member] | Gemini Master Fund, LTD [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Face value	$ 275,000
Number of shares issued | shares	50,000
Gemini Note [Member] | Gemini Master Fund, LTD [Member]
Short-term Debt [Line Items]
Face value										$ 27,000	$ 27,000
Number of shares issued | shares											50,000
Embedded conversion feature											$ 44,000
Amortization of debt discount										67,235	134,470
Original issuance discount											25,000
Carrying amount										207,765	207,765
10% Promissory Notes [Member]
Short-term Debt [Line Items]
Face value						500,000				$ 50,000	50,000		500,000
Proceeds from debt						50,000					$ 50,000
Proceeds from notes payable							50,000
Interest expense													1,383
Aggregate gross proceeds from future financing			$ 1,000,000				$ 1,000,000
Promissory notes payable description

The holder may also convert any unpaid principal under the 10% Note into any funding instrument entered into by our Company for a period of 180 days after the date of the 10% Note. The full interest of 10% of the borrowings under the 10% Note ($5,000) is due irrespective of whether paid at maturity or when required to be prepaid.

10% Convertible Promissory Note (the "10% 2015 Note") [Member] | Advances [Member]
Short-term Debt [Line Items]
Face value						$ 471,111							$ 471,111
Strike price (in dollars per share) | $ / shares						$ 1.50							$ 1.50
10% Convertible Promissory Note (the "10% 2015 Note") [Member] | Accredited Investors [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Face value		$ 110,000
Proceeds from debt		87,500
Gross proceeds convertible promissory notes		$ 3,000,000
Description of interest rate terms		The Company shall pay the Holder one hundred twenty percent (120%) of the principal plus interest outstanding.
10% Convertible Promissory Note (the "10% 2015 Note") [Member] | Accredited Investors [Member] | Note Agreement [Member]
Short-term Debt [Line Items]
Description of conversion price terms		1) $0.90 per share and 2) 75% of the price per share of the Company’s Common Stock.
Gross proceeds convertible promissory notes		$ 1,000,000